Average Annual Total Returns - Dunham Real Estate Stock Fund		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
Dow Jones Global Select REIT Total Return Net Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.14%	(0.21%)	2.41%
Dow Jones U.S. Real Estate Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.86%	3.00%	5.64%
Morningstar Real Estate Category (return before taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.90%	2.96%	4.96%
Dunham Real Estate Stock Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		0.79%	(1.86%)	1.95%
Dunham Real Estate Stock Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		6.15%	(1.43%)	1.78%
Dunham Real Estate Stock Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		7.20%	(0.43%)	2.81%
Dunham Real Estate Stock Fund Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.82%	(1.36%)	1.08%
Dunham Real Estate Stock Fund Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.26%	(0.31%)	1.78%

[1]	In prior prospectuses, the Fund compared its performance against the Dow Jones U.S. Real Estate Total Return Index. The Fund’s Adviser believes the Dow Jones Global Select REIT Total Return Net Index is a more appropriate and accurate index against which to compare the Fund’s investment strategies and, therefore, the Dow Jones Global Select REIT Total Return Net Index will replace the Dow Jones U.S. Real Estate Total Return Index as the Fund’s primary benchmark in future comparisons.
[2]	The Morningstar Real Estate Category is generally representative of mutual funds that primarily invest in REITs of various types. REITs are companies that develop and manage real estate properties.